Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Payments of stock issuance costs	$ 1,672,852	$ 1,672,852
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of stock issuance costs	$ 250,928	$ 250,928